GENERAL INFORMATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 29, 2014	Dec. 23, 2014	Dec. 31, 2017 CLP ($) N $ / shares	Dec. 31, 2016 CLP ($) N	Dec. 31, 2015 CLP ($) N
Disclosure of detailed information about business combination [line items]
Assets			$ 28,032,773	$ 28,909,337	$ 8,361,332
Equity			3,428,757	3,423,712	791,441
Foreign exchange gain (loss)			$ 46,165	$ (48,848)	$ 74,461
Applicable tax rate			(25.50%)	24.00%	(22.50%)
Liabilities directly associated with non-current assets held for sale				$ 7,032
Assets received in lieu of payment			$ 18,308	18,855	$ 1,785
SMU Corp S.A. [Member]
Disclosure of detailed information about business combination [line items]
Asset to fair value held for sale				18,309
Liabilities directly associated with non-current assets held for sale				$ 7,032
Tax Year 2014 [Member]
Disclosure of detailed information about business combination [line items]
Applicable tax rate			21.00%
Tax Year 2014 [Member] | Taxation in Colombia [Member]
Disclosure of detailed information about business combination [line items]
Tax rate effect from change in tax rate		34.00%
Tax Year 2015 [Member]
Disclosure of detailed information about business combination [line items]
Applicable tax rate			22.50%
Tax Year 2015 [Member] | Taxation in Colombia [Member]
Disclosure of detailed information about business combination [line items]
Tax rate effect from change in tax rate		39.00%
Tax Year 2016 [Member]
Disclosure of detailed information about business combination [line items]
Applicable tax rate			24.00%
Tax Year 2016 [Member] | Taxation in Colombia [Member]
Disclosure of detailed information about business combination [line items]
Tax rate effect from change in tax rate		40.00%
Tax Year 2017 [Member]
Disclosure of detailed information about business combination [line items]
Applicable tax rate			25.00%
Tax Year 2017 [Member] | Taxation in Colombia [Member]
Disclosure of detailed information about business combination [line items]
Tax rate effect from change in tax rate	40.00%	42.00%
General tax rate	34.00%
Surcharge tax rate	6.00%
Tax Year 2018 [Member]
Disclosure of detailed information about business combination [line items]
Applicable tax rate aforementioned legal changes | $ / shares			$ 27
Tax Year 2018 [Member] | Taxation in Colombia [Member]
Disclosure of detailed information about business combination [line items]
Tax rate effect from change in tax rate	37.00%	43.00%
General tax rate	33.00%
Surcharge tax rate	4.00%
Tax Year 2019 [Member] | Taxation in Colombia [Member]
Disclosure of detailed information about business combination [line items]
Tax rate effect from change in tax rate	33.00%	34.00%
Applicable tax rate aforementioned legal changes | $ / shares			$ 33
Loans and Receivables [Member] | Consumer Loans [Member]
Disclosure of detailed information about business combination [line items]
Estimated time impairment to write-off			6 months
Loans and Receivables [Member] | Consumer Leasing [Member]
Disclosure of detailed information about business combination [line items]
Estimated time impairment to write-off			6 months
Loans and Receivables [Member] | Other Non-Real Estate Leasing Operations [Member]
Disclosure of detailed information about business combination [line items]
Estimated time impairment to write-off			12 months
Loans and Receivables [Member] | Other Operations Without Collaterals [Member]
Disclosure of detailed information about business combination [line items]
Estimated time impairment to write-off			24 months
Loans and Receivables [Member] | Commercial Loans With Collaterals [Member]
Disclosure of detailed information about business combination [line items]
Estimated time impairment to write-off			36 months
Loans and Receivables [Member] | Real Estate Leasing (Commercial and Mortgage) [Member]
Disclosure of detailed information about business combination [line items]
Estimated time impairment to write-off			36 months
Loans and Receivables [Member] | Mortgage Loans [Member]
Disclosure of detailed information about business combination [line items]
Estimated time impairment to write-off			48 months
CLP
Disclosure of detailed information about business combination [line items]
Assets			$ 28,032,773
Equity			3,428,757
United States of America, Dollars
Disclosure of detailed information about business combination [line items]
Assets			45,620
Equity			$ 5,580
Closing foreign exchange rate | N			614.48	669.81	710.08
CLF
Disclosure of detailed information about business combination [line items]
Closing foreign exchange rate | N			26,798.14	26,347.98	25,629.09
COP
Disclosure of detailed information about business combination [line items]
Closing foreign exchange rate | N			0.2058	0.2231	0.2266
Itau Unibanco [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			36.06%
CorpGroup and subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			30.65%
Non Controlling Shareholders [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			33.29%